Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–85.29%(b)(c)
Aerospace & Defense–4.24%
Boeing Co., Revolver Loan (1 mo. USD LIBOR + 1.00%)(d)	0.00%	10/30/2022		$ 7,408	$ 7,349,301
Brown Group Holding LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	04/22/2028		14,168	14,075,285
Castlelake Aviation Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/25/2026		10,280	10,196,384
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	12,104	12,740,118
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.63%	04/08/2026		16,025	15,601,739
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.63%	04/08/2026		8,609	8,381,525
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/30/2028		3,992	3,982,879
Greenrock Finance, Inc.
First Lien Term Loan B (3 mo. GBP LIBOR + 4.25%)	4.33%	06/28/2024	GBP	1,000	1,310,007
Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		7,527	7,486,628
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	09/22/2028		9,027	8,966,824
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.25%	09/21/2029		1,430	1,448,609
PAE Holding Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		5,646	5,654,672
Peraton Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028		14,505	14,489,400
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	02/26/2029		9,268	9,414,933
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	01/15/2025		8,030	8,037,602
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.34%	05/30/2025		13,003	12,786,394
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.34%	12/09/2025		11,598	11,380,123
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.34%	08/22/2024		5,466	5,387,308
					158,689,731
Air Transport–2.67%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/15/2028		21,034	21,652,054
Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	08/15/2028		8,673	8,638,805
American Airlines, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	06/27/2025		4,367	4,128,912
Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		508	500,869
eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	2,000	2,255,919
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		21,351	22,374,875
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		16,726	17,628,286
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028		15,386	15,389,989
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		7,407	7,194,585
					99,764,294
Automotive–2.18%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	03/31/2028		7,057	7,049,795
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	03/31/2028		10,811	10,812,368
BCA Marketplace (United Kingdom)
Second Lien Term Loan B(e)	–	06/30/2029	GBP	5,046	6,774,069
Term Loan B(e)	–	06/30/2028	GBP	1,187	1,579,418
DexKo Global, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)	2.76%	09/30/2028		704	698,906
Delayed Draw Term Loan(d)	0.00%	09/30/2028		381	378,680
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028		5,695	5,657,327
Driven Holdings LLC, Term Loan B(e)(f)	–	11/20/2028		2,617	2,604,009
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.09%	03/03/2025		8,361	8,246,431
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		12,859	12,617,511
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/01/2028		20,370	20,385,958
Project Boost Purchaser LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	3.59%	06/01/2026		2,768	2,749,227
TI Group Automotive Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	12/16/2026		69	68,903
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	11/30/2028		$ 1,932	$ 1,922,554
					81,545,156
Beverage & Tobacco–1.01%
Al Aqua Merger Sub, Inc.
Delayed Draw Term Loan(d)	0.00%	06/18/2028			3,379	3,386,337
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	07/31/2028			27,034	27,090,693
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024			2,126	2,013,450
Waterlogic Holdings Ltd. (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	08/04/2028	EUR		279	316,061
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.89%	08/04/2028			5,112	5,119,135
						37,925,676
Brokers, Dealers & Investment Houses–0.12%
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan B(e)	–	12/03/2026			4,150	4,125,454
Second Lien Term Loan B(e)	–	08/05/2029			143	143,987
Zebra Buyer LLC, First Lien Term Loan(e)	–	04/22/2028			313	313,101
						4,582,542
Building & Development–1.01%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.59%	08/27/2025			7,161	7,059,149
Icebox Holdco III, Inc., First Lien Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.25%	12/02/2024			6,010	6,006,801
IPS Corp./CP Iris Holdco II, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)(d)	0.00%	09/30/2028			144	143,212
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028			718	716,062
Mayfair Mall LLC, Term Loan(e)(f)	–	04/20/2023			4,585	4,195,341
Modulaire (United Kingdom), Term Loan B(e)	–	10/08/2028	EUR		1,596	1,808,607
Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.59%	02/01/2027			8,425	8,337,046
Term Loan B(e)	–	06/11/2028			7,438	7,397,121
Xella (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 4.00%)	4.25%	03/30/2028	EUR		2,000	2,268,859
						37,932,198
Business Equipment & Services–8.38%
Adevinta ASA (Norway), Term Loan B-2 (1 mo. USD LIBOR + 3.00%)	3.75%	06/26/2028			2,410	2,409,917
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/31/2028			3,146	3,150,129
Allied Universal Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	05/12/2028			10,646	10,570,812
AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.00%)	6.00%	03/31/2028	EUR		1,000	1,141,659
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(f)	5.00%	05/22/2024			3,360	3,363,721
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	10/30/2026			454	454,124
Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	10/30/2026			5,100	5,063,006
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024			2,498	2,495,120
Checkout Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-11/12/2020; Cost $18,984,184)(g)	8.50%	02/15/2023			19,675	18,937,357
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate (Acquired 02/15/2019-11/29/2021; Cost $18,154,779)(g)(h)	2.00%	08/15/2023			19,613	10,166,246
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/30/2028			7,190	7,191,607
Ciox, Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/16/2025			1,159	1,158,625
Constant Contact
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(f)	8.25%	02/15/2029			5,222	5,169,891
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/10/2028			9,865	9,833,806
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)(f)	6.00%	09/28/2028			5,612	5,619,136
Dakota Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027			6,733	6,731,688
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(f)	7.50%	04/07/2028			6,648	6,781,138
Dun & Bradford Corp. (The), Revolver Loan(d)(f)	0.00%	09/11/2025			13,818	13,584,111
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	02/06/2026		$ 7,652	$ 7,585,329
Ensono L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/19/2028		3,630	3,623,368
EP Purchaser LLC, Term Loan B(e)	–	10/31/2028		3,355	3,341,545
Garda World Security Corp. (Canada), Term Loan (1 mo. USD LIBOR + 4.25%)	4.35%	10/30/2026		14,554	14,560,798
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	05/12/2028		20,268	20,078,302
Holding Socotec (France), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.38%	05/07/2028		520	520,015
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.84%	06/23/2024	GBP	14,674	19,081,077
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/31/2028	EUR	318	361,362
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.92%	03/31/2028		6,630	6,627,888
iQor US, Inc.
Term Loan (3 mo. USD LIBOR + 7.50%)	8.50%	11/19/2024		11,166	11,347,779
Term Loan (3 mo. USD LIBOR + 7.50%)	8.50%	11/20/2025		15,752	14,483,984
KAR Auction Services, Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.25%)	2.38%	09/15/2026		4,146	4,021,341
Karman Buyer Corp., First Lien Term Loan(e)	–	10/28/2027		10,014	10,050,818
Monitronics International, Inc., First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		33,758	31,788,900
Sitel Worldwide Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.85%	08/28/2028		2,258	2,253,476
Solera, Term Loan B (1 mo. GBP LIBOR + 5.25%)	5.30%	06/05/2028	GBP	1,528	2,033,176
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		27,769	27,796,956
Tempo Acquisition LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	09/01/2028		1,373	1,372,306
Trans Union LLC, Second Lien Term Loan(e)(f)	–	12/31/2029		2,513	2,512,882
Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.38%	03/19/2028		8,069	8,031,279
Virtusa Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		4,145	4,142,049
WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	07/30/2028		4,084	4,078,887
					313,515,610
Cable & Satellite Television–4.30%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	2.87%	07/15/2025			22,893	22,477,861
Term Loan (3 mo. USD LIBOR + 2.75%)	2.87%	01/31/2026			16,182	15,885,777
CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	2.34%	01/15/2026			5,168	5,073,685
Term Loan (3 mo. USD LIBOR + 2.25%)	2.34%	07/17/2025			20,848	20,483,426
Term Loan (1 mo. USD LIBOR + 2.50%)	2.59%	04/15/2027			574	563,718
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.12%	08/14/2026			21,458	21,329,467
Term Loan B-11 (3 mo. USD LIBOR + 2.75%)	2.88%	07/31/2025			762	749,149
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	3.81%	01/31/2026			25,642	25,436,581
Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.09%	04/15/2028			469	461,013
UPC - LG, Term Loan AX (1 mo. USD LIBOR + 3.00%)	3.09%	01/31/2029			16,295	16,187,715
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.59%	01/31/2028			18,112	17,897,345
Term Loan Q (1 mo. USD LIBOR + 3.25%)	3.34%	01/15/2029			14,110	14,091,363
						160,637,100
Chemicals & Plastics–3.11%
AkzoNobel Chemicals, Term Loan (3 mo. USD LIBOR + 3.00%)	3.09%	10/01/2025			7,697	7,611,850
Aruba Investments, Inc.
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	10/28/2027	EUR		16	18,348
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027			3,522	3,526,073
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028			5,733	5,790,281
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026			7,395	7,437,844
BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	4.25%	09/29/2027			6,602	6,596,264
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027			5,139	5,150,245
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Colouroz Investment LLC (Germany)
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate (3 mo. USD LIBOR + 4.25%)(h)	5.25%	09/21/2023		$ 4,023	$ 4,008,248
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate (3 mo. USD LIBOR + 4.25%)(h)	5.25%	09/21/2023		1,642	1,635,833
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate (3 mo. EURIBOR + 4.25%)(h)	5.00%	09/21/2023	EUR	1,370	1,548,131
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate (3 mo. USD LIBOR + 4.25%)(h)	5.25%	09/05/2022		144	143,909
Eastman Tire Additives, Term Loan B (1 mo. USD LIBOR + 5.25%)(f)	6.00%	08/12/2028		4,674	4,685,719
Fusion, Term Loan (1 mo. USD LIBOR + 6.50%)(f)	7.50%	04/30/2026		5,679	5,821,385
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	12/11/2027		9,394	9,365,124
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/14/2028		7,608	7,584,384
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	01/14/2029		1,075	1,074,709
INEOS Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/21/2026		774	772,564
Ineos US Finance LLC
Term Loan (3 mo. USD LIBOR + 2.00%)	2.09%	03/31/2024		469	465,676
Term Loan(e)	–	11/05/2028		4,035	4,018,949
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	11/30/2027	EUR	14	15,537
Kraton Corp., Term Loan(e)	–	11/18/2028		2,188	2,174,804
Lummus Technology, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2027		4,707	4,673,877
Perstorp Holding AB (Sweden), Term Loan B (3 mo. USD LIBOR + 4.75%)	4.91%	02/27/2026		5,867	5,845,239
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/14/2027		2,984	2,974,391
PQ Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	05/27/2028		3,795	3,792,793
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	11/03/2025		12,425	12,393,801
W.R. Grace & Co., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	08/11/2028		7,044	7,039,845
					116,165,823
Clothing & Textiles–0.18%
BK LC Lux SPV S.a.r.l., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	04/27/2028			6,835	6,798,231
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR		14	15,708
						6,813,939
Conglomerates–0.34%
APi Group DE, Inc., Incremental Term Loan (e)	–	01/01/2029			4,466	4,453,756
Safe Fleet Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			8,147	8,109,813
						12,563,569
Containers & Glass Products–1.92%
Berlin Packaging LLC, Term Loan B-5 (e)	–	03/11/2028			2,193	2,182,748
Duran Group (Germany)
Term Loan B-1 (3 mo. EURIBOR + 4.00%)(f)	4.00%	03/29/2024	EUR		4,651	5,235,012
Term Loan B-3 (3 mo. EURIBOR + 4.00%)(f)	4.00%	12/20/2024	EUR		1,076	1,211,413
Fort Dearborn Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023			83	83,026
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023			12,876	11,870,094
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		8,131	9,122,868
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		1,205	1,352,198
Klockner Pentaplast of America, Inc.
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	02/12/2026			2,022	1,959,731
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	03/01/2026	EUR		1,995	2,181,260
LABL, Inc.
Term Loan B(e)	–	10/31/2028	EUR		3,412	3,869,023
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.50%	10/31/2028			14,838	14,790,286
Libbey Glass, Inc., PIK Term Loan, 6.00% PIK Rate, 5.00% Cash Rate (1 mo. USD LIBOR + 5.00%) (Acquired 11/13/2020-11/12/2021; Cost $4,045,057)(g)(h)	11.00%	11/12/2025			4,393	4,568,595
Logoplaste (Portugal), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	07/07/2028			2,709	2,703,558
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Mold-Rite Plastics LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	10/04/2028		$ 3,001	$ 3,002,804
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(f)	7.50%	10/04/2029		1,504	1,511,529
Pretium Packaging
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/02/2028		5,038	5,029,859
Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	7.25%	09/30/2029		1,233	1,246,015
					71,920,019
Cosmetics & Toiletries–0.40%
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.34%	04/05/2025			10,534	10,340,113
IRIS Bidco GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	05/25/2028	EUR		4,163	4,737,621
						15,077,734
Drugs–0.35%
Endo LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	03/10/2028			7,542	7,358,444
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.08%	11/15/2027			2,660	2,612,815
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan (3 mo. USD LIBOR + 3.00%)	3.09%	06/02/2025			3,207	3,181,513
						13,152,772
Ecological Services & Equipment–0.41%
Anticimex (Sweden), Term Loan B (e)	–	07/21/2028			5,927	5,902,642
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	05/30/2025			1,124	1,124,762
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(f)	4.75%	03/20/2025			2,741	2,703,418
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.50%	11/02/2028			5,636	5,720,153
						15,450,975
Electronics & Electrical–10.59%
Altar BidCo, Inc.
First Lien Term Loan(e)	–	11/17/2028			3,131	3,116,406
Second Lien Term Loan(e)	–	12/01/2029			1,427	1,432,850
AppLovin Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	10/21/2028			6,315	6,282,040
Barracuda Networks, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	0.00%	02/12/2025			1,586	1,584,359
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028			792	802,245
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR		135	153,734
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	04/18/2025			5,076	5,080,993
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028			5,086	5,041,565
ConnectWise LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	10/01/2028			3,410	3,388,451
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028			8,866	8,834,453
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027			17,075	17,052,366
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028			2,561	2,587,042
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR		12	13,871
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	02/04/2028			2,876	2,872,669
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/06/2026			3,257	3,228,834
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	07/01/2028			3,418	3,405,409
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024			14,431	14,324,365
Forcepoint, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	01/07/2028			6,801	6,815,551
Fusion Connect, Inc., Term Loan (3 mo. USD LIBOR + 9.50%)	11.50%	01/14/2025			1,908	1,912,791
Go Daddy Operating Co. LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	2.11%	08/10/2027			117	115,653
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024			8,966	8,960,698
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.00%	07/07/2025			100	101,475
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027			5,160	5,185,629
Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026			782	780,848
Infinite Electronics, Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.50%	03/02/2029			1,876	1,887,997
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	2.88%	10/15/2028			819	815,310
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Instructure Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.25%	11/01/2028		$ 2,013	$ 2,002,471
Internap Corp., Second Lien Term Loan (1 mo. USD LIBOR + 1.00%)(f)	2.00%	05/08/2025		11,811	6,112,113
Liftoff/Vungle, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028		7,112	7,065,758
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.84%	08/28/2027		20,415	20,319,189
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	08/13/2028		9,376	9,399,368
Maverick Bidco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	05/18/2028		2,916	2,920,128
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(f)	7.50%	04/28/2029		314	316,965
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	05/03/2029		4,072	4,041,031
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	05/03/2028		13,479	13,299,277
Mediaocean LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.09%	08/18/2025		5,280	5,281,228
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		14,488	14,457,388
Mirion Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/05/2028		5,266	5,239,368
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%)	7.25%	04/29/2026		13,706	13,436,297
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.63%	08/28/2026		4,120	4,043,105
Oberthur Tech, Term Loan B-4 (3 mo. EURIBOR + 4.50%)	4.50%	01/10/2026	EUR	1,029	1,173,740
Oberthur Technologies of America Corp., Term Loan B (1 mo. USD LIBOR + 4.50%) (Acquired 04/01/2021-09/14/2021; Cost $8,682,136)(g)	5.25%	01/09/2026		8,752	8,746,191
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		589	588,727
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		23,058	22,854,013
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(f)	5.25%	01/02/2025		8,311	8,300,361
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		8,474	8,502,570
Term Loan (3 mo. USD LIBOR + 4.75%)	0.00%	07/05/2024		782	784,433
Proofpoint, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	06/10/2028		9,814	9,733,866
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.38%	05/16/2025		29,244	29,248,394
Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)	8.38%	05/16/2026		3,321	3,324,657
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	02/15/2028		2,544	2,523,983
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.09%	05/29/2026		1,291	1,297,863
Riverbed Technology, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.00%)(i)(j)	0.00%	12/31/2025		22,409	20,381,971
Second Lien Term Loan(i)(j)	0.00%	12/31/2026		8,157	2,308,497
Term Loan (3 mo. USD LIBOR + 3.25%)(i)(j)	0.00%	04/24/2022		2,573	2,328,551
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.59%	10/31/2025		2,449	2,447,815
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(f)	8.09%	11/02/2026		92	91,855
Skillsoft Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	07/01/2028		6,638	6,674,005
SonicWall U.S. Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	0.00%	05/31/2026		1,804	1,758,726
Term Loan (3 mo. USD LIBOR + 3.75%)	4.25%	05/16/2025		2,670	2,653,414
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan(e)	–	03/05/2027		1,198	1,188,119
Synaptics, Inc., Term Loan B(e)	–	12/15/2028		2,325	2,318,800
Tenable Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	07/07/2028		1,714	1,709,232
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	05/04/2026		11,714	11,676,714
Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	05/01/2026		2,811	2,800,450
UST Holdings Ltd., Term Loan B(e)	–	10/15/2028		4,930	4,924,203
Veritas US, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	5.75%	09/01/2025	EUR	2,630	3,000,765
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.00%	09/01/2025		10,528	10,485,560
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		8,615	8,625,409
					396,164,174
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Financial Intermediaries–1.04%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	03/15/2028		$ 20,359	$ 20,297,016
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.84%	07/20/2026		705	706,172
LendingTree, Inc., Delayed Draw Term Loan(d)	0.00%	08/31/2028		5,437	5,433,920
MoneyGram International, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	07/31/2026		4,026	4,019,007
Stiphout Finance LLC
Incremental Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	10/26/2025	EUR	6	6,840
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025		1,274	1,277,720
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.16%	02/18/2027		4,235	4,234,023
TMF Group Holdco B.V. (Netherlands), Incremental Second Lien Term Loan (3 mo. EURIBOR + 6.88%)	6.88%	06/08/2026	EUR	2,656	3,020,942
					38,995,640
Food Products–0.87%
Biscuit Intl (Cookie Acq S.A.S, De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR	3,697	4,094,787
Florida Food Products LLC
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	8.75%	10/15/2029		3,316	3,253,648
Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/18/2028		17,841	17,640,586
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025		1,382	1,383,411
Term Loan (3 mo. USD LIBOR + 3.69%)	3.78%	05/23/2025		2,618	2,603,352
Valeo Foods (Jersey) Ltd. (United Kingdom), First Lien Term Loan B (1 mo. USD LIBOR + 5.00%)	5.05%	06/28/2028	GBP	2,711	3,595,220
					32,571,004
Food Service–0.87%
Aramark Services, Inc., Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.84%	03/11/2025		414	405,075
Euro Garages (Netherlands), Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.83%	02/07/2025	GBP	1,357	1,794,593
Financiere Pax S.A.S.
Revolver Loan(d)(f)	0.00%	01/01/2026	EUR	1,582	1,517,803
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR	10,436	10,694,588
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.84%	11/19/2026		1,446	1,415,657
US Foods, Inc., Incremental Term Loan(e)	–	11/17/2028		4,676	4,668,612
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/13/2028		12,122	11,996,720
					32,493,048
Health Care–4.51%
Acacium Group (United Kingdom), Term Loan (1 mo. GBP LIBOR + 5.25%)	5.30%	05/19/2028	GBP	4,574	6,072,327
Ascend Learning LLC, First Lien Term Loan(e)	–	11/18/2028		11,995	11,942,819
athenahealth, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.40%	02/11/2026		9,100	9,103,745
Certara Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	08/14/2026		3,501	3,490,151
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/02/2027		55	54,715
Ethypharm (France), Term Loan B (1 mo. GBP LIBOR + 4.50%)	4.50%	04/30/2029	GBP	2,378	3,145,155
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		6,580	6,593,449
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027		17,871	17,881,851
Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2024		5,558	5,547,811
Global Medical Response, Inc.
Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	03/14/2025		1,970	1,958,694
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	10/02/2025		10,693	10,640,039
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/25/2028		2,278	2,273,539
ICON PLC
Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	06/16/2028		349	348,193
Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	06/16/2028		1,400	1,397,520
ImageFirst
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)(f)	5.25%	04/27/2028		140	140,709
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	04/27/2028		2,567	2,566,806
Term Loan B(d)(f)	0.00%	04/27/2028		444	445,580
Insulet Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	04/28/2028		3,029	3,030,711
International SOS L.P., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	08/06/2028		5,373	5,390,785
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan(e)	–	11/19/2028		$ 5,317	$ 5,290,266
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028		717	717,630
Second Lien Term Loan(e)	–	11/22/2029		2,136	2,136,349
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	10	11,739
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	6	6,781
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.57%	08/21/2026	GBP	951	1,259,685
Organon & Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	04/08/2028		5,716	5,707,868
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.08%	06/30/2025		625	622,802
PAREXEL International Corp., Term Loan B(e)	–	08/31/2028		3,697	3,687,283
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	4.75%	10/15/2027		9,437	9,448,775
Stamina BidCo B.V. (Netherlands), Term Loan B(e)	–	11/02/2028	EUR	883	1,003,631
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(f)	5.50%	11/08/2028		7,211	7,066,433
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026		5,204	5,193,772
TTF Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(f)	5.00%	03/25/2028		3,605	3,600,348
Unified Womens Healthcare L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027		9,410	9,393,613
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.09%	08/07/2025		3,493	3,493,040
Waystar, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.09%	10/23/2026		4,468	4,467,841
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028		3,507	3,508,783
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		1,507	1,508,401
WP CityMD Bidco LLC, First Lien Incremental Term Loan(e)	–	11/18/2028		8,417	8,392,201
					168,541,840
Home Furnishings–1.38%
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	05/30/2028			1,087	1,079,284
Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%) (Acquired 09/22/2021-09/27/2021; Cost $11,994,507)(g)	5.00%	09/30/2028			12,098	11,995,465
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			6,149	6,221,483
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			17,791	16,716,498
SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	09/20/2028			6,969	6,887,510
TGP Holdings III LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.50%)(d)	0.00%	06/23/2028			390	388,215
Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	06/23/2028			2,961	2,944,225
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	07/01/2029			2,063	2,054,339
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027			3,329	3,326,607
						51,613,626
Industrial Equipment–2.44%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027			3,029	3,031,414
Brush (United Kingdom)
Term Loan (3 mo. EURIBOR + 7.00%)(f)	7.00%	06/09/2028	EUR		3,420	3,781,566
Term Loan A (1 mo. GBP LIBOR + 7.00%)(f)	7.05%	06/09/2028	GBP		2,943	3,815,629
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027			4,448	4,447,260
Engineered Machinery Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/05/2028			1,869	1,867,869
Second Lien Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	05/21/2029			754	757,713
Kantar (United Kingdom)
Revolver Loan(e)(f)	–	06/04/2026			419	416,598
Revolver Loan(d)(f)	0.00%	06/04/2026			9,831	9,774,516
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.12%	12/04/2026			10,026	10,024,619
Term Loan B-2 (1 mo. USD LIBOR + 4.50%)	5.25%	12/04/2026			5,054	5,049,968
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/21/2028			11,905	11,822,204
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	08/14/2026			5,453	5,441,799
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	07/31/2027			28,956	28,908,848
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Victory Buyer LLC, Term Loan B(e)(f)	–	11/15/2028		$ 2,130	$ 2,125,657
					91,265,660
Insurance–1.98%
Acrisure LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	3.63%	01/31/2027			10,400	10,178,973
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	01/31/2027			4,464	4,433,612
Term Loan B-2(e)	–	01/31/2027			4,077	4,066,599
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	05/09/2025			6,869	6,781,854
Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	11/06/2027			13,581	13,531,293
AmWINS Group LLC, Term Loan(e)	–	02/17/2028			626	617,642
HUB International Ltd.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	4.00%	04/25/2025			10,342	10,313,681
Term Loan (1 mo. USD LIBOR + 2.75%)	2.87%	04/25/2025			2,363	2,322,852
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	09/01/2027			8,753	8,742,517
Sedgwick Claims Management Services, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	09/03/2026			232	231,186
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.00%)	3.13%	05/16/2024			10,066	9,982,509
Term Loan (1 mo. USD LIBOR + 3.25%)	3.38%	12/02/2026			2,884	2,863,031
						74,065,749
Leisure Goods, Activities & Movies–6.30%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024			21,174	21,075,892
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.09%	04/22/2026			20,973	18,949,282
Carnival Corp.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/31/2028			27,449	27,071,768
Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	06/30/2025			2,489	2,459,991
Crown Finance US, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	9.25%	05/23/2024			2,900	3,095,990
Incremental Term Loan B-2(e)	–	05/23/2024			2,567	2,538,672
Revolver Loan (3 mo. USD LIBOR + 3.00%)(d)	0.00%	03/02/2023			11,659	10,220,667
Term Loan (3 mo. USD LIBOR + 7.00%)	7.00%	05/23/2024			14,478	17,301,470
Term Loan(e)	–	02/28/2025	EUR		257	237,644
Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025			12,981	10,548,236
Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	09/20/2026			9,198	7,376,766
CWGS Group LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.25%	06/23/2028			1,189	1,181,207
Deluxe Entertainment Services Group, Inc., First Lien Term Loan (Acquired 10/04/2019-09/30/2021; Cost $1,237,750)(f)(g)(j)	1.50%	03/25/2024			1,508	0
Fender Musical Instruments Corp., Term Loan B(e)(f)	–	11/17/2028			2,389	2,386,497
Invictus Media S.L.U. (Spain)
Revolver Loan (3 mo. EURIBOR + 5.00%) (Acquired 04/30/2021-09/28/2021; Cost $7,114,910)(f)(g)(j)	4.00%	06/28/2024	EUR		6,655	7,169,251
Second Lien Term Loan (3 mo. EURIBOR + 7.50%) (Acquired 05/13/2021-09/30/2021; Cost $9,918,445)(g)(j)	7.50%	12/26/2025	EUR		11,886	8,686,038
Term Loan A-1 (3 mo. EURIBOR + 4.25%) (Acquired 10/15/2020-09/30/2021; Cost $5,203,947)(g)(j)	5.25%	06/26/2024	EUR		4,751	5,190,583
Term Loan A-2 (3 mo. EURIBOR + 4.25%) (Acquired 10/15/2020-08/31/2021; Cost $3,269,583)(g)(j)	5.25%	06/26/2024	EUR		2,983	3,258,676
Term Loan B-1 (3 mo. EURIBOR + 5.75%) (Acquired 01/14/2021-09/30/2021; Cost $5,064,205)(g)(j)	4.75%	06/26/2025	EUR		4,548	4,998,453
Term Loan B-2 (3 mo. EURIBOR + 5.75%) (Acquired 01/14/2021-09/30/2021; Cost $3,021,168)(g)(j)	4.75%	06/26/2025	EUR		2,713	2,982,434
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom)
Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	11/12/2026	EUR		6,254	6,912,857
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.38%	11/04/2026			1,636	1,581,685
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.38%	11/12/2026			215	207,879
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/16/2026	EUR	1,000	$ 1,140,837
Revolver Loan(d)(f)	0.00%	03/17/2026	EUR	2,641	2,651,014
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/16/2026	EUR	10,934	11,939,585
Royal Caribbean Cruises
Revolver Loan(d)	0.00%	10/12/2022		$ 8,312	8,057,356
Revolver Loan (3 mo. USD LIBOR + 1.30%)(d)	0.00%	04/05/2024		15,663	14,527,529
Term Loan(e)	–	04/05/2022		3,844	3,763,769
Sabre GLBL, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.00%	12/17/2027		1,335	1,317,147
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.00%	12/17/2027		837	826,284
Scenic (Columbus Capital B.V.) (Netherlands), Term Loan B(e)	–	02/27/2027	EUR	1,000	1,020,214
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	08/13/2028		14,072	14,019,216
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	07/03/2026	EUR	10,519	11,099,525
					235,794,414
Lodging & Casinos–4.45%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%) (Acquired 09/22/2020-06/25/2021; Cost $7,962,587)(f)(g)	5.50%	02/02/2026			8,075	8,014,405
Term Loan (1 mo. USD LIBOR + 3.75%) (Acquired 11/24/2020-10/13/2021; Cost $6,241,074)(g)	3.84%	02/01/2026			6,438	6,292,853
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024			7,582	7,586,479
B&B Hotels S.A.S. (France)
Incremental Term Loan (6 mo. EURIBOR + 5.50%)	5.50%	06/30/2026	EUR		2,547	2,866,216
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR		11,378	12,326,377
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	07/31/2028			14,180	14,126,553
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2025			3,545	3,545,498
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.84%	12/23/2024			21,226	21,042,585
Everi Payments, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	07/31/2028			18,720	18,669,505
GVC Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	3.00%	03/16/2027			5,545	5,532,292
Hilton Grand Vacations Borrower LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	05/19/2028			9,599	9,534,899
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR		18,385	18,622,291
Term Loan C (6 mo. EURIBOR + 4.50%)	4.50%	09/12/2027	EUR		10,722	10,865,801
Term Loan D (3 mo. EURIBOR + 5.50%)	5.50%	09/12/2027	EUR		12,533	12,834,220
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.84%	08/14/2024			13,795	13,711,221
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027			836	823,680
						166,394,875
Nonferrous Metals & Minerals–1.25%
ACNR Holdings, Inc., PIK Term Loan, 3.00% PIK Rate, 14.00% Cash Rate (1 mo. USD LIBOR + 13.00%)(h)	14.00%	09/16/2025			18,834	19,269,597
American Rock Salt Co. LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(f)	8.00%	05/25/2029			369	372,537
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/25/2028			850	849,255
Corialis Group Ltd. (United Kingdom), Term Loan B (1 mo. GBP LIBOR + 4.50%)	4.55%	05/24/2028	GBP		707	940,954
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	07/19/2025			5,176	5,167,933
Term Loan (1 mo. USD LIBOR + 9.25%)(f)	10.25%	10/22/2025			3,290	3,339,019
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/01/2027			16,988	16,809,263
						46,748,558
Oil & Gas–3.01%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/21/2025			12,982	12,697,589
Gulf Finance LLC, Term Loan B(e)	–	08/25/2026			3,966	3,800,069
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)(f)	7.00%	07/02/2023			8,915	7,132,044
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–(continued)
McDermott International Ltd.
LOC(d)	0.00%	06/30/2024		$ 15,188	$ 12,112,184
LOC (3 mo. USD LIBOR + 4.00%)(f)	4.09%	06/30/2024		7,455	6,150,033
PIK Term Loan, 3.00% PIK Rate, 1.00% Cash Rate (1 mo. USD LIBOR + 1.00%)(h)	1.09%	06/30/2025		3,788	1,694,979
Term Loan (1 mo. USD LIBOR + 3.00%)(f)	3.09%	06/30/2024		425	233,950
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.50%)	7.64%	03/19/2024		21,651	19,621,711
QuarterNorth Energy Holding, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $22,820,891)(g)	9.00%	08/27/2026		23,267	23,412,118
Southcross Energy Partners L.P., Revolver Loan (1 mo. USD LIBOR + 9.00%)(d)(f)	0.00%	01/31/2025		3,149	3,085,937
Sunrise Oil & Gas, Inc.
Term Loan (3 mo. USD LIBOR + 6.00%)(f)	9.25%	01/17/2023		4,480	4,412,857
Term Loan (3 mo. USD LIBOR + 6.00%)(f)	9.25%	01/17/2023		4,772	4,700,780
Term Loan (3 mo. USD LIBOR + 6.00%)(f)	9.25%	01/17/2023		5,556	5,486,852
TransMontaigne Partners LLC, Term Loan(e)	–	10/30/2028		8,241	8,204,403
					112,745,506
Publishing–2.01%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	02/12/2028			9,354	9,354,117
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	06/29/2026			18,518	18,482,038
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.64%	08/21/2026			28,332	27,767,129
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	07/30/2028			19,597	19,398,520
						75,001,804
Radio & Television–1.51%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%) (Acquired 06/23/2021-10/14/2021; Cost $5,046,846)(g)	3.35%	08/24/2026			9,254	3,947,932
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	12/15/2027			10,555	10,553,323
Gray Television, Inc., Term Loan D(e)	–	10/27/2028			10,051	10,005,089
iHeartCommunications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	05/01/2026			2,294	2,283,596
Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	05/01/2026			7,859	7,770,298
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.59%	09/18/2026			1,000	994,465
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.60%	09/30/2026			8,659	8,463,962
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.10%	03/25/2028			12,585	12,359,932
						56,378,597
Retailers (except Food & Drug)–2.29%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.00%	03/06/2028			1,378	1,380,105
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027			11,796	11,789,333
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028			2,842	2,865,216
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR		1,813	2,019,538
Term Loan B-2 (6 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR		1,045	1,164,457
Term Loan B-3 (6 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR		1,423	1,584,430
Term Loan B-4 (6 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR		3,199	3,563,471
Term Loan B-5 (6 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR		713	793,822
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	4.00%	02/25/2028			10,659	10,616,462
PetSmart, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028			29,368	29,283,536
Rent-A-Center, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	02/17/2028			5,823	5,781,898
Restoration Hardware, Inc., Term Loan B(e)	–	10/20/2028			7,610	7,577,840
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	6.50%	04/21/2028			7,070	7,030,635
						85,450,743
Surface Transport–2.20%
American Trailer World Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/03/2028			11,512	11,416,101
ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	05/15/2028			2,238	2,244,471
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	09/30/2028			3,837	3,845,104
Daseke Cos., Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/09/2028			1,154	1,154,451
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–(continued)
First Student Bidco, Inc.
Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	07/13/2028		$ 12,991	$ 12,885,683
Term Loan C (1 mo. USD LIBOR + 3.00%)	3.50%	07/21/2028		4,795	4,756,460
Hertz Corp. (The)
Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	06/30/2028		8,308	8,302,936
Term Loan C (1 mo. USD LIBOR + 3.25%)	3.75%	06/14/2028		1,570	1,568,706
Hurtigruten (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/24/2025	EUR	14,280	15,205,112
Hurtigruten (Explorer II AS) (Norway)
Term Loan C(e)	–	06/16/2023	EUR	2,000	2,273,100
Term Loan D(e)	–	06/22/2023	EUR	1,505	1,711,812
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024		4,674	4,628,110
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	04/01/2028		12,493	12,431,985
					82,424,031
Telecommunications–5.39%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	4.34%	12/15/2027			21,315	21,310,954
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	4.09%	12/15/2027			1,665	1,663,205
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027			2,262	2,256,729
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/13/2027			14,933	14,922,107
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.34%	03/15/2027			6,359	6,241,330
Cincinnati Bell, Inc., Term Loan B-2(e)	–	11/17/2028			2,617	2,610,552
Colorado Buyer, Inc.
First Lien Incremental Term Loan (6 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024			2,502	2,497,431
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024			2,946	2,935,064
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	04/20/2027			5,043	5,081,306
Frontier Communications Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028			9,278	9,279,856
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026			10,346	10,332,698
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (3 mo. USD LIBOR + 4.75%)(i)	0.00%	10/13/2022			6,158	6,185,675
DIP Term Loan(d)(i)	0.00%	10/13/2022			1,232	1,237,135
Term Loan B-3 (1 mo. USD LIBOR + 5.75%)(i)	0.00%	11/27/2023			39,732	39,921,205
Term Loan B-4 (3 mo. USD LIBOR + 6.50%)(i)	0.00%	01/02/2024			4,205	4,224,020
Term Loan B-5(i)	0.00%	01/02/2024			1,943	1,953,992
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	11/04/2026			0	9
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.84%	03/01/2027			3,665	3,583,612
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.59%	11/30/2025			15,418	14,826,500
Second Lien Term Loan B(e)	–	11/30/2026			1,487	1,351,624
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	09/25/2026			21,126	20,977,290
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	12/07/2026			8,839	8,101,575
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027			19,634	19,732,441
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	03/09/2027			494	484,342
						201,710,652
Utilities–2.58%
APLP Holdings Ltd. Partnership (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/01/2027			6,903	6,970,041
Centuri Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.00%	08/18/2028			431	429,122
Covanta Energy Corp., Term Loan C(e)	–	11/17/2028			5,092	5,089,381
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025			13,954	11,839,796
ExGen Renewables IV LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	12/15/2027			1,643	1,645,394
Frontera Generation Holdings LLC
First Lien Term Loan (Prime Rate + 13.00%) (Acquired 07/28/2021; Cost $4,165,032)(f)(g)	14.00%	07/28/2026			4,186	4,437,119
Second Lien Term Loan (Prime Rate + 1.50%) (Acquired 07/28/2021; Cost $1,788,067)(g)	3.75%	07/28/2028			4,042	2,294,165
Generation Bridge LLC
Term Loan B(e)(f)	–	09/01/2028			5,108	5,133,742
Term Loan C(e)(f)	–	09/01/2028			106	106,953
Granite Acquisition, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	03/17/2028			2,410	2,402,469
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Utilities–(continued)
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026		$ 7,191	$ 7,059,786
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026		10,071	8,459,494
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		12,128	10,587,501
Term Loan C (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		681	594,171
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024		6,570	5,643,502
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/17/2028		8,196	8,138,449
Pike Corp., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.10%	01/15/2028		3,663	3,643,966
PowerTeam Services LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.50%	03/06/2025		4,069	3,938,952
Urbaser (Spain), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	09/28/2028	EUR	4,312	4,890,238
USIC Holding, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.25%	05/07/2029		1,108	1,121,774
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	05/31/2028		2,075	2,067,819
					96,493,834
Total Variable Rate Senior Loan Interests (Cost $3,213,176,599)						3,190,590,893
			Shares
Common Stocks & Other Equity Interests–4.68%(k)
Business Equipment & Services–0.51%
Checkout Holding Corp.(g)					245,192	753,966
iQor US, Inc.(f)					451,676	4,065,084
My Alarm Center LLC, Class A (Acquired 03/09/2021-03/19/2021; Cost $14,176,033)(f)(g)(l)					103,816	14,378,513
						19,197,563
Containers & Glass Products–0.18%
Libbey Glass, Inc. (Acquired 11/13/2020-10/20/2021; Cost $3,748,661)(f)(g)					862,785	6,740,508
Electronics & Electrical–0.05%
Fusion Connect, Inc.(f)					113	197
Fusion Connect, Inc., Wts., expiring 01/14/2040(f)(l)					1,052,649	1,578,974
Internap Corp.(f)					2,426,706	485,341
Sunguard Availability Services Capital, Inc.					37,318	31,105
						2,095,617
Health Care–0.00%
Alliance HealthCare Services, Inc.(f)					171	191,462
Industrial Equipment–0.34%
North American Lifting Holdings, Inc.(l)					679,193	12,706,342
Leisure Goods, Activities & Movies–0.01%
Crown Finance US, Inc.					781,854	383,696
Nonferrous Metals & Minerals–0.27%
ACNR Holdings, Inc.(f)(l)					190,507	10,001,617
Oil & Gas–2.99%
Aquadrill LLC(f)					586,067	21,098,412
HGIM Corp.(l)					116,926	467,704
Larchmont Resources LLC(f)(l)					8,096	3,238,212
McDermott International Ltd.(m)					1,624,681	909,821
McDermott International Ltd.(f)					4,906,686	2,610,357
PGS ASA(m)					299,609	109,189
QuarterNorth Energy, Inc. (Acquired 06/02/2021-08/27/2021; Cost $27,641,655)(g)(l)					424,682	44,591,610
QuarterNorth Energy, Inc., Wts. (Acquired 08/27/2021; Cost $16,229,253)(g)(l)					246,653	25,898,565
Sabine Oil & Gas Holdings, Inc.(f)(m)					18,025	24,514
Southcross Energy Partners L.P.(f)(l)					2,914,935	189,471
Sunrise Oil & Gas, Inc.(f)					703,798	5,454,435
Tribune Resources, Inc.(f)(l)					5,811,199	7,263,999
Tribune Resources, Inc., Wts., expiring 04/03/2023(f)(l)					1,504,557	37,614
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

			Shares	Value
Oil & Gas–(continued)
Vantage Drilling International(m)			7,285	$ 41,889
				111,935,792
Publishing–0.11%
Clear Channel Outdoor Holdings, Inc.(m)			1,306,456	4,010,820
Radio & Television–0.13%
iHeartMedia, Inc., Class A(m)			225,334	4,418,800
MGOC, Inc.(f)(l)			6,584,744	387,512
				4,806,312
Surface Transport–0.07%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $1,838,610)(g)			35,397	982,267
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 01/31/2020-11/12/2021; Cost $0)(g)(l)			830,736	263,931
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-07/30/2021; Cost $0)(g)			600,690	254,459
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-08/25/2020; Cost $1,932,877)(g)(l)			37,211	1,032,605
				2,533,262
Utilities–0.02%
Frontera Generation Holdings LLC (Acquired 07/28/2021-11/30/2021; Cost $1,035,881)(g)(l)			295,967	647,428
Total Common Stocks & Other Equity Interests (Cost $266,680,812)				175,250,419
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–4.17%
Aerospace & Defense–0.10%
Castlelake Aviation Finance DAC(n)	5.00%	04/15/2027	$ 3,800	3,761,164
Building & Development–0.46%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	4.50%	04/01/2027	5,584	5,314,404
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(n)	5.75%	05/15/2026	11,638	11,988,886
				17,303,290
Business Equipment & Services–0.41%
ADT Security Corp. (The) (n)	4.13%	08/01/2029	10,517	10,252,234
Clarivate Science Holdings Corp.(n)	3.88%	07/01/2028	1,592	1,567,380
Karman Buyer Corp.(n)	6.50%	11/15/2028	3,334	3,416,500
				15,236,114
Cable & Satellite Television–0.52%
Altice Financing S.A. (Luxembourg) (n)	5.00%	01/15/2028	8,160	7,648,694
Altice France S.A. (France)(n)	5.50%	10/15/2029	4,912	4,749,658
Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030	7,215	7,066,191
				19,464,543
Chemicals & Plastics–0.19%
EverArc Escrow S.a.r.l.(n)	5.00%	10/30/2029	7,312	7,137,865
Containers & Glass Products–0.02%
LABL, Inc.(n)	5.88%	11/01/2028	909	899,910
Electronics & Electrical–0.34%
Diebold Nixdorf, Inc. (n)	9.38%	07/15/2025	8,397	8,930,236
Energizer Holdings, Inc.(n)	4.38%	03/31/2029	3,882	3,688,211
				12,618,447
Food Service–0.08%
WW International, Inc.(n)	4.50%	04/15/2029	3,110	2,898,147
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Health Care–0.06%
Global Medical Response, Inc.(n)	6.50%	10/01/2025		$ 2,186	$ 2,190,711
Industrial Equipment–0.19%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (n)	7.38%	08/15/2026		4,631	4,548,615
TK Elevator US Newco, Inc. (Germany)(n)	5.25%	07/15/2027		2,314	2,356,728
					6,905,343
Insurance–0.09%
Acrisure LLC/Acrisure Finance, Inc.(n)	4.25%	02/15/2029		3,632	3,391,162
Leisure Goods, Activities & Movies–0.34%
AMC Entertainment Holdings, Inc.(n)	10.50%	04/15/2025		12,158	12,796,295
Nonferrous Metals & Minerals–0.11%
SCIH Salt Holdings, Inc.(n)	4.88%	05/01/2028		4,383	4,156,574
Publishing–0.33%
McGraw-Hill Education, Inc.(n)	5.75%	08/01/2028		12,923	12,493,633
Radio & Television–0.14%
Diamond Sports Group LLC/Diamond Sports Finance Co. (Acquired 10/14/2020-10/23/2020; Cost $4,648,881)(g)(n)	5.38%	08/15/2026		6,668	2,966,827
Univision Communications, Inc.(n)	4.50%	05/01/2029		2,079	2,080,881
					5,047,708
Retailers (except Food & Drug)–0.01%
PetSmart, Inc./PetSmart Finance Corp.(n)	4.75%	02/15/2028		255	258,494
Surface Transport–0.19%
First Student Bidco, Inc./First Transit Parent, Inc.(n)	4.00%	07/31/2029		7,409	7,052,960
Telecommunications–0.43%
Avaya, Inc. (n)	6.13%	09/15/2028		6,938	7,193,596
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(n)	6.75%	10/01/2026		810	845,583
Windstream Escrow LLC/Windstream Escrow Finance Corp.(n)	7.75%	08/15/2028		7,756	8,093,386
					16,132,565
Utilities–0.16%
Artera Services LLC (n)	9.03%	12/04/2025		1,690	1,702,464
Calpine Corp.(n)	4.50%	02/15/2028		4,453	4,434,965
					6,137,429
Total U.S. Dollar Denominated Bonds & Notes (Cost $158,030,373)					155,882,354
Non-U.S. Dollar Denominated Bonds & Notes–2.39%(o)
Automotive–0.04%
Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(n)(p)	3.96%	09/30/2028	EUR	1,369	1,546,862
Building & Development–0.18%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(n)(p)	5.00%	01/15/2027	EUR	1,750	1,979,794
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(n)(p)	5.13%	11/15/2022	EUR	558	530,626
Haya Real Estate S.A. (Spain)(n)	5.25%	11/15/2022	EUR	4,350	4,121,804
					6,632,224
Business Equipment & Services–0.06%
Paganini Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(n)(p)	4.25%	10/30/2028	EUR	1,827	2,074,693
Cable & Satellite Television–0.12%
Altice Finco S.A. (Luxembourg)(n)	4.75%	01/15/2028	EUR	1,566	1,648,474
Altice France Holding S.A. (Luxembourg)	4.00%	02/15/2028	EUR	2,852	3,044,075
					4,692,549
Chemicals & Plastics–0.09%
Herens Midco S.a.r.l. (Luxembourg)(n)	5.25%	05/15/2029	EUR	3,268	3,463,019
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–0.79%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(n)(p)	5.00%	08/01/2024	EUR	13,583	$ 15,078,961
Garfunkelux Holdco 3 S.A. (Luxembourg)(n)	6.75%	11/01/2025	EUR	100	117,259
Newday Bondco PLC (United Kingdom)(n)	7.38%	02/01/2024	GBP	2,906	3,903,483
Sherwood Financing PLC (United Kingdom)(n)	4.50%	11/15/2026	EUR	1,391	1,566,382
Sherwood Financing PLC (United Kingdom)(n)	6.00%	11/15/2026	GBP	1,404	1,857,260
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(n)(p)	4.63%	11/15/2027	EUR	6,204	7,033,497
					29,556,842
Home Furnishings–0.56%
Ideal Standard International S.A. (Belgium)(n)	6.38%	07/30/2026	EUR	2,054	2,201,672
Very Group Funding PLC (The) (United Kingdom)(n)	6.50%	08/01/2026	GBP	14,141	18,736,767
					20,938,439
Leisure Goods, Activities & Movies–0.09%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(n)(p)	4.75%	06/15/2027	EUR	1,363	1,536,829
Deuce Finco PLC (United Kingdom)(n)	5.50%	06/15/2027	GBP	1,363	1,797,509
					3,334,338
Lodging & Casinos–0.24%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(n)(p)	5.51%	07/15/2025	GBP	7,091	8,979,889
Retailers (except Food & Drug)–0.22%
Douglas GmbH (Germany)(n)	6.00%	04/08/2026	EUR	4,986	5,509,726
Kirk Beauty One GmbH (Germany)(n)	8.25%	10/01/2026	EUR	2,453	2,635,536
					8,145,262
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $92,715,538)					89,364,117
			Shares
Preferred Stocks–1.65%(k)
Containers & Glass Products–0.04%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020; Cost $1,099,306)(f)(g)				13,488	1,598,378
Nonferrous Metals & Minerals–0.81%
ACNR Holdings, Inc., Pfd.(l)				84,231	30,217,871
Oil & Gas–0.41%
McDermott International Ltd., Pfd.(f)				4,210,008	2,736,505
Southcross Energy Partners L.P., Series A, Pfd.(f)(l)				11,609,067	6,326,941
Southcross Energy Partners L.P., Series B, Pfd.(f)(l)				3,063,933	6,357,662
					15,421,108
Surface Transport–0.39%
Commercial Barge Line Co., Series A, Pfd. (Acquired 01/31/2020-08/25/2020; Cost $4,105,181)(g)				131,713	3,490,394
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/01/2021; Cost $4,315,155)(g)(l)				138,456	3,669,084
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $3,389,672)(g)				142,554	4,347,897
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-02/17/2021; Cost $2,380,533)(g)(l)				100,115	3,053,508
					14,560,883
Total Preferred Stocks (Cost $28,160,360)					61,798,240
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Asset-Backed Securities–0.23%
Structured Products–0.23%
Babson Euro CLO B.V., Series 2021-1A, Class E (Ireland) (3 mo. EURIBOR + 7.05%) (n)(p)	7.05%	04/24/2034	EUR	977	1,093,705
Jubilee CLO, Series 2018-21A, Class E-R (Netherlands) (3 mo. EURIBOR + 6.07%)(n)(p)	6.07%	04/15/2035	EUR	1,959	2,137,538
Madison Park Funding XXX Ltd., Series 2018-30A, Class E (Cayman Islands) (3 mo. USD LIBOR + 4.95%)(n)(p)	5.07%	04/15/2029		$ 3,275	3,184,594
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Structured Products–(continued)
Regatta XIV Funding Ltd., Series 2018-3A, Class E (Cayman Islands) (3 mo. USD LIBOR + 5.95%)(n)(p)	6.07%	10/25/2031	$ 2,200	$ 2,101,205
Total Asset-Backed Securities (Cost $8,321,493)					8,517,042
			Shares
Money Market Funds–3.11%
Invesco Government & Agency Portfolio,Institutional Class, 0.03%(l)(q)				72,016,202	72,016,202
Invesco Treasury Portfolio,Institutional Class, 0.01%(l)(q)				44,324,801	44,324,801
Total Money Market Funds (Cost $116,341,003)					116,341,003
TOTAL INVESTMENTS IN SECURITIES–101.52% (Cost $3,883,426,178)					3,797,744,068
OTHER ASSETS LESS LIABILITIES–(1.52)%					(56,862,051)
NET ASSETS–100.00%					$3,740,882,017
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(e)	This variable rate interest will settle after November 30, 2021, at which time the interest rate will be determined.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Restricted security. The aggregate value of these securities at November 30, 2021 was $249,767,821, which represented 6.68% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $57,304,454, which represented 1.53% of the Fund’s Net Assets.
(k)	Securities acquired through the restructuring of senior loans.
(l)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$156,825,469	$226,531,042	$(311,340,309)	$-	$-	$72,016,202	$10,392
Invesco Treasury Portfolio, Institutional Class	100,864,312	151,020,695	(207,560,206)	-	-	44,324,801	2,637
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Income
Investments in Other Affiliates:
ACNR Holdings, Inc.	$10,606,863	$-	$(9,354,205)	$1,806,902	$6,942,057	$10,001,617	$-
ACNR Holdings, Inc., Pfd.	11,677,820	-	62,063	18,527,781	(49,793)	30,217,871	-
Commercial Barge Line Co., Wts., expiring 04/27/2045	930,275	-	-	102,330	-	1,032,605	-
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045	3,692,137	-	-	(23,053)	-	3,669,084	-
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045	3,228,709	-	-	(175,201)	-	3,053,508	-
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030	219,943	-	-	43,988	-	263,931	-
Frontera Generation Holdings LLC	665,923	-	-	(18,495)	-	647,428	-
Fusion Connect, Inc., Wts., expiring 01/14/2040	1,578,974	-	-	-	-	1,578,974	-
HGIM Corp.	545,694	-	-	(77,990)	-	467,704	-
Larchmont Resources LLC	12,143	-	-	3,226,069	-	3,238,212	-
MGOC, Inc.	387,512	-	-	-	-	387,512	-
My Alarm Center LLC, Class A	14,378,513	-	-	-	-	14,378,513	-
North American Lifting Holdings, Inc.	11,719,398	1,247,191	-	(260,247)	-	12,706,342	-
QuarterNorth Energy, Inc.	49,900,135	-	-	(5,308,525)	-	44,591,610	-
QuarterNorth Energy, Inc., Wts.	28,735,074	-	-	(2,836,509)	-	25,898,565	-
Southcross Energy Partners L.P., Series A, Pfd.	6,210,851	-	-	116,090	-	6,326,941	-
Southcross Energy Partners L.P.	120,970	-	-	68,501	-	189,471	-
Southcross Energy Partners L.P., Series B, Pfd.	6,204,465	-	-	153,197	-	6,357,662	-
Tribune Resources, Inc., Wts., expiring 04/03/2023	37,614	-	-	-	-	37,614	-
Tribune Resources, Inc.	5,375,359	-	-	1,888,640	-	7,263,999	-
Total	$413,918,153	$378,798,928	$(528,192,657)	$17,233,478	$6,892,264	$288,650,166	$13,029

(m)	Non-income producing security.
(n)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $250,719,438, which represented 6.70% of the Fund’s Net Assets.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/15/2021	Barclays Bank PLC	EUR	3,000,000	USD	3,476,428	$72,615
01/14/2022	Barclays Bank PLC	GBP	15,989,457	USD	21,698,582	415,189
12/15/2021	BNP Paribas S.A.	EUR	88,304,580	USD	102,200,321	2,009,550
01/14/2022	Canadian Imperial Bank of Commerce	EUR	85,257,421	USD	98,891,788	2,037,706
12/15/2021	Citibank, N.A.	EUR	639,595	USD	740,374	14,687
12/15/2021	Goldman Sachs International	GBP	14,680,056	USD	19,992,034	464,339
01/14/2022	Goldman Sachs International	USD	9,070,312	EUR	8,000,000	17,843
12/15/2021	Morgan Stanley Capital Services LLC	EUR	83,130,427	USD	96,286,666	1,966,513
12/15/2021	Morgan Stanley Capital Services LLC	GBP	14,682,717	USD	19,987,325	456,089
01/14/2022	Morgan Stanley Capital Services LLC	EUR	23,933,844	USD	27,575,436	386,125
01/14/2022	Morgan Stanley Capital Services LLC	GBP	10,500,000	USD	14,058,743	82,308
01/14/2022	Royal Bank of Canada	GBP	14,676,686	USD	19,928,400	392,424
12/15/2021	State Street Bank & Trust Co.	GBP	14,680,056	USD	19,992,018	464,323
01/14/2022	State Street Bank & Trust Co.	EUR	85,257,421	USD	98,908,583	2,054,501
01/14/2022	State Street Bank & Trust Co.	GBP	3,000,000	USD	4,069,990	76,723
12/15/2021	Toronto Dominion Bank	EUR	84,304,580	USD	97,625,125	1,972,772
01/14/2022	Toronto Dominion Bank	EUR	85,291,166	USD	99,002,233	2,109,815
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
01/14/2022	Toronto Dominion Bank	GBP	14,676,686	USD	19,927,094	$391,118
12/15/2021	UBS AG	EUR	12,000,000	USD	13,882,896	267,642
Subtotal—Appreciation						15,652,282
Currency Risk
12/15/2021	Barclays Bank PLC	USD	19,944,031	GBP	14,689,457	(403,830)
12/15/2021	Canadian Imperial Bank of Commerce	USD	98,779,248	EUR	85,257,421	(2,045,797)
12/15/2021	Morgan Stanley Capital Services LLC	USD	5,801,915	EUR	5,000,000	(128,893)
01/14/2022	Morgan Stanley Capital Services LLC	EUR	2,000,000	USD	2,256,566	(15,473)
12/15/2021	Royal Bank of Canada	USD	19,920,519	GBP	14,676,686	(397,307)
12/15/2021	Royal Bank of Scotland PLC	USD	662,448	EUR	573,173	(12,123)
12/15/2021	State Street Bank & Trust Co.	USD	98,796,299	EUR	85,257,421	(2,062,849)
01/14/2022	State Street Bank & Trust Co.	USD	11,435,825	EUR	10,000,000	(75,631)
12/15/2021	Toronto Dominion Bank	USD	110,560,013	EUR	95,291,166	(2,442,229)
12/15/2021	Toronto Dominion Bank	USD	19,919,095	GBP	14,676,686	(395,883)
Subtotal—Depreciation						(7,980,015)
Total Forward Foreign Currency Contracts						$7,672,267

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$3,013,273,065	$177,317,828	$3,190,590,893
Common Stocks & Other Equity Interests	9,381,330	88,122,867	77,746,222	175,250,419
U.S. Dollar Denominated Bonds & Notes	—	155,882,354	—	155,882,354
Non-U.S. Dollar Denominated Bonds & Notes	—	89,364,117	—	89,364,117
Preferred Stocks	—	44,778,754	17,019,486	61,798,240
Asset-Backed Securities	—	8,517,042	—	8,517,042
Money Market Funds	116,341,003	—	—	116,341,003
Total Investments in Securities	125,722,333	3,399,938,199	272,083,536	3,797,744,068
Other Investments - Assets*
Investments Matured	—	5,988,435	—	5,988,435
Forward Foreign Currency Contracts	—	15,652,282	—	15,652,282
	—	21,640,717	—	21,640,717
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(7,980,015)	—	(7,980,015)
Total Other Investments	—	13,660,702	—	13,660,702
Total Investments	$125,722,333	$3,413,598,901	$272,083,536	$3,811,404,770

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended November 30, 2021:
	Value 08/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation	Transfers into Level 3*	Transfers out of Level 3*	Value 11/30/21
Variable Rate Senior Loan Interests	$144,031,814	$52,825,571	$(49,930,906)	$(1,104,610)	$672,179	$1,571,850	$56,424,262	$(27,172,332)	$177,317,828
Common Stocks & Other Equity Interests	22,946,079	2,583,927	(11,509,761)	—	7,956,890	10,137,388	46,297,621	(665,922)	77,746,222
Preferred Stocks	16,541,128	—	—	—	—	478,358	—	—	17,019,486
Investments Matured	5,041,285	—	—	—	—	—	—	(5,041,285)	—
Non-U.S. Dollar Denominated Bonds & Notes	103,899	—	(903,321)	—	—	799,422	—	—	—
Total	$188,664,205	$55,409,498	$(62,343,988)	$(1,104,610)	$8,629,069	$12,987,018	$102,721,883	$(32,879,539)	$272,083,536
*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Senior Floating Rate Fund